Related party transactions	12 Months Ended
Oct. 31, 2021
Li Cycle Holdings Corp [member]
Statement [Line Items]
Related party transactions
8.	Related party transactions
Remuneration of key management personnel
The remuneration of the executive officers and directors, who are the key management personnel of the Company, is set out below:

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Salaries	1,501,800	231,034	104,310
Share-based compensation	1,863,260	74,320	149,993
Fees and benefits	1,517,791	411,184	159,881

	4,882,851	716,538	414,184

During the twelve months ended October 31, 2021, the Company paid directors and advisors for providing director services, consulting and fundraising activities. Total amounts paid for fiscal 2021 to directors in respect of these activities was $260,284 (2020: $181,383, 2019:$75,285).
Outstanding balances of remunerations of the executive officers and directors are summarized as follows:

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Accounts payable and accrued liabilities	771,255	316,465	85,386
Restricted share units	—	153,296	—

Outstanding balances	771,255	469,761	85,386

Related-Party Lease
From January 1, 2019 to December 31, 2021, the Company leased certain office space from Ashlin BPG Marketing, which is controlled by certain members of the immediate family of the Company’s President and Chief Executive Officer. Under the terms of the lease, the Company was required to pay Cdn.
$4,500 per month plus applicable taxes, subject to 60 days’ notice of termination.
Li-Cycle
terminated the lease, effective December 31, 2021. During the twelve months ended October 31, 2021, the Company incurred expenses of $39,866 in relation to this vendor, as compared to $35,505 for the twelve months ended October 31, 2020.
Related-Party Expenses
The Company has engaged Fade In Production Pty. Ltd., which is controlled by certain members of the immediate family of the Executive Chair of
Li-Cycle,
to provide it with corporate video production services since 2017. During the twelve months ended October 31, 2021, the Company incurred expenses of $145,851 in relation to this vendor, as compared to $42,739 for the twelve months ended October 31, 2020.
The Company has engaged Ashlin BPG Marketing, which is controlled by certain members of the immediate family of the Company’s President and Chief Executive Officer, to provide it with marketing items and employee gifts since April 1, 2020. During the twelve months ended October 31, 2021, the Company incurred expenses of $46,640 attributable to this vendor, as compared to $5,405 for the twelve months ended October 31, 2020.
The Company has engaged Consulero Inc., which is controlled by certain members of the immediate family of the Company’s President and Chief Executive Officer, to provide it with technology services since September 1, 2020. During the twelve months ended October 31, 2021, the Company incurred expenses of $103,040 attributable to this vendor, as compared to $46,515 for the twelve months ended October 31, 2020.
Consulting Agreements
On May 1, 2020, the Company entered into a consulting agreement with Atria Limited, a beneficial owner of more than 5% of the outstanding
Li-Cycle
Corp. shares at that time, for certain business development consulting services with fees payable in
Li-Cycle
Corp. shares at a rate of 1,000
Li-Cycle
Corp. shares per month, to a maximum of 12,000
Li-Cycle
Corp. shares. On January 25, 2021,
Li-Cycle
and Atria Limited
entered into a letter agreement providing for the termination of the consulting agreement and the issuance and delivery to Atria Limited of
10,000
Li-Cycle Corp. shares as full and final satisfaction of all obligations and liabilities of Li-Cycle to Atria Limited under the consulting agreement.
Director Consulting Agreements
Under the terms of an agreement dated July 19, 2019 between
Li-Cycle
and Anthony Tse, Mr. Tse provided consulting services to
Li-Cycle
in relation to the proposed expansion of its operations in Asia and was entitled to a fee of $4,700 per month for such services. For the twelve months ended October 31, 2021, Mr. Tse was paid aggregate fees under this agreement of $56,400
. The consulting agreement was terminated o
n

January 19, 2022.
Under the terms of a consulting agreement dated July 19, 2019 between
Li-Cycle
and Rick Findlay, for the twelve months ended October 31, 2020, Mr. Findlay was paid aggregate fees of $1,332. For the twelve months ended October 31, 2021, there were no fees paid. The consulting agreement was terminated on June 25, 2021.
Related-Party Promissory Notes
On June 16, 2021,
Li-Cycle
issued promissory notes (the “Promissory Notes”) for an aggregate principal amount of $7,000,000 as consideration for loans received from companies related to the Chief Executive Officer and the Executive Chair of
Li-Cycle,
respectively. The Promissory Notes bear interest at the rate of 10% per annum and mature on December 15, 2023. The Promissory Notes are unsecured and subordinate to indebtedness owing to
Li-Cycle’s
senior lender, BDC Capital Inc.
Li-Cycle
has the option of prepaying all or any portion of the principal and accrued interest of the Promissory Notes prior to the maturity date without penalty, subject to certain conditions. On August 17, 2021
Li-Cycle
elected to repay the full balance of the promissory notes for a total of $7,113,151, including accrued interest.